Summary of Significant Accounting Policies - Earnout Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 30, 2021	Dec. 31, 2021	Oct. 06, 2021	Sep. 29, 2021
Class of Stock [Line Items]
Aggregate fair value of Earnout Shares	$ 228.1
Earnout Liabilities | Expected term (in years)
Class of Stock [Line Items]
Earnout liabilities, earnout period	7 years		6 years 9 months 25 days	6 years 9 months 18 days
Rover Earnout Shares
Class of Stock [Line Items]
Earnout shares (in shares)	19,734,183	2,193,000
Aggregate fair value of Earnout Shares			$ 241.1
Derivative Instrument, Contingent Consideration, Liability, Earnout Period	7 years
Rover Earnout Shares | Derivative Instrument, Period, One
Class of Stock [Line Items]
Earnout shares (in shares)	8,770,748
Earnout period, stock price trigger (in dollars per share)	$ 12.00		$ 12.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Rover Earnout Shares | Derivative Instrument, Period, Two
Class of Stock [Line Items]
Earnout shares (in shares)	8,770,748
Earnout period, stock price trigger (in dollars per share)	$ 14.00		$ 14.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Rover Earnout Shares | Derivative Instrument, Period, Three
Class of Stock [Line Items]
Earnout shares (in shares)	2,192,687		2,192,687
Earnout period, stock price trigger (in dollars per share)	$ 16.00		$ 16.00
Earnout period, threshold trading days	20 days
Earnout period, threshold trading day period	30 days
Aggregate fair value of Earnout Shares			$ 24.8
Sponsor Earnout Shares
Class of Stock [Line Items]
Earnout shares (in shares)	2,461,627	492,000
Sponsor Earnout Shares | Derivative Instrument, Period, One
Class of Stock [Line Items]
Earnout shares (in shares)	984,651
Earnout period, stock price trigger (in dollars per share)				$ 12.00
Sponsor Earnout Shares | Derivative Instrument, Period, Two
Class of Stock [Line Items]
Earnout shares (in shares)	984,651
Earnout period, stock price trigger (in dollars per share)				$ 14.00
Sponsor Earnout Shares | Derivative Instrument, Period, Three
Class of Stock [Line Items]
Earnout shares (in shares)				492,325
Earnout period, stock price trigger (in dollars per share)				$ 16.00
Aggregate fair value of Earnout Shares				$ 6.3